American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2023

Government Bond - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 39.4%
U.S. Treasury Bonds, 3.50%, 2/15/39	2,000,000	1,918,242
U.S. Treasury Bonds, 3.00%, 5/15/42	1,500,000	1,290,234
U.S. Treasury Bonds, 3.25%, 5/15/42	3,000,000	2,678,555
U.S. Treasury Bonds, 4.00%, 11/15/42	10,500,000	10,437,656
U.S. Treasury Bonds, 3.875%, 2/15/43	10,000,000	9,753,125
U.S. Treasury Bonds, 2.875%, 5/15/43	2,500,000	2,092,676
U.S. Treasury Bonds, 3.875%, 5/15/43	7,500,000	7,319,531
U.S. Treasury Bonds, 3.625%, 8/15/43	3,000,000	2,817,422
U.S. Treasury Bonds, 3.75%, 11/15/43	1,500,000	1,434,404
U.S. Treasury Bonds, 3.00%, 11/15/44	3,500,000	2,963,857
U.S. Treasury Bonds, 2.875%, 8/15/45	2,000,000	1,651,641
U.S. Treasury Bonds, 2.50%, 2/15/46	500,000	385,186
U.S. Treasury Bonds, 2.875%, 5/15/49	500,000	413,633
U.S. Treasury Bonds, 2.375%, 11/15/49	4,000,000	2,989,297
U.S. Treasury Bonds, 1.25%, 5/15/50	500,000	281,436
U.S. Treasury Bonds, 3.00%, 8/15/52	2,000,000	1,701,250
U.S. Treasury Bonds, 4.00%, 11/15/52	20,200,000	20,755,500
U.S. Treasury Bonds, 3.625%, 2/15/53	700,000	672,000
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,201,400	5,113,488
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	1,011,550	979,126
U.S. Treasury Notes, 2.50%, 8/15/23(1)	3,000,000	2,990,102
U.S. Treasury Notes, 4.625%, 3/15/26	50,000,000	50,060,547
U.S. Treasury Notes, 0.875%, 6/30/26	15,000,000	13,518,457
U.S. Treasury Notes, 0.875%, 9/30/26	3,000,000	2,684,648
U.S. Treasury Notes, 3.125%, 8/31/27	3,000,000	2,869,629
U.S. Treasury Notes, 3.875%, 11/30/27(1)	2,500,000	2,464,990
U.S. Treasury Notes, 4.00%, 2/29/28	36,000,000	35,740,547
U.S. Treasury Notes, 3.625%, 5/31/28	16,500,000	16,140,351
U.S. Treasury Notes, 4.00%, 6/30/28	1,000,000	994,609
U.S. Treasury Notes, 2.875%, 4/30/29	3,500,000	3,282,891
U.S. Treasury Notes, 3.25%, 6/30/29	9,000,000	8,612,578
U.S. Treasury Notes, 4.00%, 10/31/29	6,000,000	5,985,703
U.S. Treasury Notes, 4.00%, 2/28/30	7,000,000	6,996,172
U.S. Treasury Notes, 3.625%, 3/31/30	22,000,000	21,531,358
U.S. Treasury Notes, 3.50%, 4/30/30	6,000,000	5,826,562
U.S. Treasury Notes, 3.75%, 5/31/30	8,800,000	8,678,313
U.S. Treasury Notes, 3.75%, 6/30/30	2,000,000	1,973,750
U.S. Treasury Notes, 4.125%, 11/15/32	2,000,000	2,044,063
TOTAL U.S. TREASURY SECURITIES (Cost $275,443,952)		270,043,529
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 37.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.9%
FHLMC, VRN, 4.38%, (1-year H15T1Y plus 2.25%), 9/1/35	180,644	183,296
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.87%), 7/1/36	140,260	141,604
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	320,901	326,329
FHLMC, VRN, 4.49%, (1-year H15T1Y plus 2.26%), 4/1/37	151,769	153,516
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.65%), 12/1/42	191,486	189,192
FHLMC, VRN, 3.87%, (12-month LIBOR plus 1.62%), 11/1/43	974,606	963,701
FHLMC, VRN, 3.11%, (12-month LIBOR plus 1.63%), 1/1/44	467,844	469,191
FHLMC, VRN, 4.86%, (12-month LIBOR plus 1.60%), 6/1/45	205,124	205,692

FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.62%), 9/1/45	629,511	629,133
FNMA, VRN, 5.96%, (6-month LIBOR plus 1.57%), 6/1/35	92,143	93,599
FNMA, VRN, 6.13%, (6-month LIBOR plus 1.57%), 6/1/35	178,507	181,204
FNMA, VRN, 6.32%, (6-month LIBOR plus 1.57%), 6/1/35	255,172	259,201
FNMA, VRN, 6.38%, (6-month LIBOR plus 1.57%), 6/1/35	110,883	112,686
FNMA, VRN, 5.89%, (6-month LIBOR plus 1.54%), 9/1/35	166,991	169,486
FNMA, VRN, 6.92%, (12-month LIBOR plus 1.61%), 4/1/46	264,878	269,930
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	242,684	229,389
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	323,280	305,430
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 11/20/32	51,331	48,584
GNMA, VRN, 3.25%, (1-year H15T1Y plus 2.00%), 10/20/34	190,416	179,542
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 12/20/34	85,325	80,630
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 3/20/35	106,081	100,169
GNMA, VRN, 2.625%, (1-year H15T1Y plus 1.50%), 7/20/35	197,300	189,712
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 3/20/36	372,955	351,846
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 11/20/36	56,022	52,803
		5,885,865
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 36.6%
FHLMC, 5.50%, 4/1/38	718,108	738,257
FHLMC, 2.50%, 3/1/42	12,332	10,796
FHLMC, 3.00%, 2/1/43	2,884,485	2,608,981
FHLMC, 3.00%, 1/1/50	3,730,042	3,291,993
FHLMC, 3.50%, 5/1/50	1,098,802	1,011,785
FHLMC, 2.50%, 10/1/50	2,757,457	2,354,120
FHLMC, 2.50%, 5/1/51	9,406,679	8,027,762
FHLMC, 3.50%, 5/1/51	3,761,452	3,465,776
FHLMC, 2.00%, 8/1/51	6,377,934	5,225,101
FHLMC, 4.00%, 8/1/51	29,113	27,641
FHLMC, 2.50%, 10/1/51	1,568,692	1,347,390
FHLMC, 3.50%, 5/1/52	5,116,555	4,666,693
FHLMC, 3.50%, 5/1/52	1,881,567	1,727,658
FHLMC, 4.00%, 6/1/52	6,800,724	6,427,008
FHLMC, 5.00%, 7/1/52	1,605,446	1,587,189
FHLMC, 4.50%, 10/1/52	5,778,444	5,570,491
FHLMC, 4.50%, 10/1/52	3,041,593	2,926,497
FHLMC, 6.00%, 11/1/52	6,599,764	6,697,437
FHLMC, 5.50%, 12/1/52	4,405,689	4,399,471
FNMA, 6.00%, 12/1/33	534,418	551,917
FNMA, 5.50%, 8/1/34	724,086	741,355
FNMA, 5.50%, 1/1/36	800,953	821,469
FNMA, 2.00%, 5/1/36	2,020,706	1,794,494
FNMA, 2.00%, 1/1/37	2,677,230	2,376,281
FNMA, 6.00%, 9/1/37	216,402	224,486
FNMA, 6.00%, 11/1/37	866,184	897,486
FNMA, 4.50%, 4/1/39	224,113	221,455
FNMA, 4.50%, 5/1/39	643,853	636,218
FNMA, 6.50%, 5/1/39	482,269	503,359
FNMA, 4.50%, 10/1/39	1,067,517	1,054,855
FNMA, 4.50%, 6/1/41	977,231	965,643
FNMA, 4.00%, 8/1/41	843,409	811,455
FNMA, 4.50%, 9/1/41	541,788	533,954
FNMA, 3.50%, 10/1/41	831,727	779,259
FNMA, 4.00%, 12/1/41	2,390,807	2,300,201
FNMA, 2.50%, 3/1/42	12,318	10,706
FNMA, 3.50%, 5/1/42	955,762	895,447

FNMA, 2.50%, 6/1/42	19,187	16,673
FNMA, 3.50%, 6/1/42	887,539	831,529
FNMA, 3.50%, 9/1/42	738,069	690,854
FNMA, 4.00%, 11/1/45	578,383	551,446
FNMA, 4.00%, 2/1/46	1,524,552	1,456,070
FNMA, 4.00%, 4/1/46	2,050,023	1,958,785
FNMA, 3.50%, 2/1/47	2,294,481	2,123,089
FNMA, 2.50%, 12/1/50	6,077,459	5,176,461
FNMA, 2.00%, 3/1/51	1,288,989	1,058,106
FNMA, 4.00%, 5/1/51	6,203,024	5,902,128
FNMA, 3.00%, 6/1/51	6,149,595	5,475,235
FNMA, 4.00%, 8/1/51	2,089,679	1,967,878
FNMA, 2.50%, 12/1/51	2,724,933	2,317,108
FNMA, 2.50%, 2/1/52	1,435,095	1,225,504
FNMA, 2.00%, 3/1/52	7,421,377	6,089,397
FNMA, 2.50%, 3/1/52	5,441,930	4,654,898
FNMA, 3.00%, 3/1/52	6,685,515	5,945,671
FNMA, 3.50%, 4/1/52	1,066,650	973,882
FNMA, 4.00%, 4/1/52	5,668,244	5,350,127
FNMA, 4.00%, 4/1/52	2,140,188	2,023,218
FNMA, 2.50%, 5/1/52	5,460,898	4,650,755
FNMA, 3.00%, 5/1/52	5,518,763	4,884,130
FNMA, 3.00%, 5/1/52	2,663,381	2,369,819
FNMA, 3.50%, 5/1/52	5,147,116	4,704,150
FNMA, 3.50%, 5/1/52	5,110,156	4,664,186
FNMA, 3.50%, 5/1/52	3,352,136	3,092,490
FNMA, 4.00%, 5/1/52	5,720,165	5,379,878
FNMA, 3.00%, 6/1/52	1,019,666	907,353
FNMA, 5.00%, 6/1/52	4,875,013	4,781,559
FNMA, 4.50%, 7/1/52	1,800,601	1,732,460
FNMA, 5.00%, 7/1/52	5,663,731	5,599,324
FNMA, 4.50%, 9/1/52	3,382,022	3,267,842
FNMA, 4.50%, 9/1/52	2,029,107	1,973,706
FNMA, 5.00%, 9/1/52	2,302,155	2,275,975
FNMA, 5.50%, 10/1/52	4,981,318	4,962,517
FNMA, 5.50%, 1/1/53	2,365,787	2,364,377
FNMA, 6.50%, 1/1/53	5,649,241	5,771,979
GNMA, 5.50%, TBA	8,283,000	8,244,821
GNMA, 6.00%, 1/20/39	126,861	132,839
GNMA, 4.00%, 12/15/40	338,673	326,475
GNMA, 3.50%, 6/20/42	2,024,692	1,906,963
GNMA, 3.00%, 7/20/50	9,758,779	8,794,426
GNMA, 2.00%, 10/20/50	13,220,875	11,188,366
GNMA, 2.50%, 2/20/51	3,601,026	3,135,470
GNMA, 3.50%, 2/20/51	640,511	599,516
GNMA, 3.50%, 6/20/51	1,648,510	1,533,719
GNMA, 2.50%, 9/20/51	5,385,908	4,672,798
GNMA, 2.50%, 12/20/51	3,847,551	3,335,769
GNMA, 2.50%, 1/20/52	5,412,052	4,691,847
GNMA, 5.00%, 4/20/53	4,748,022	4,669,147
		250,634,801
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $268,473,319)		256,520,666
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.7%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class B, 3.64%, 5/10/36(2)	1,536,000	1,517,030

Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class C, 3.90%, 5/10/36(2)	1,903,504	1,881,186
		3,398,216
U.S. Government Agency Collateralized Mortgage Obligations — 7.2%
FHLMC, Series 2812, Class MF, VRN, 5.64%, (1-month LIBOR plus 0.45%), 6/15/34	989,560	987,527
FHLMC, Series 3076, Class BM, SEQ, 4.50%, 11/15/25	257,772	251,829
FHLMC, Series 3153, Class FJ, VRN, 5.57%, (1-month LIBOR plus 0.38%), 5/15/36	816,613	806,879
FHLMC, Series 3397, Class GF, VRN, 5.69%, (1-month LIBOR plus 0.50%), 12/15/37	338,442	337,606
FHLMC, Series 3417, Class FA, VRN, 5.69%, (1-month LIBOR plus 0.50%), 11/15/37	592,284	590,997
FHLMC, Series 3778, Class L, SEQ, 3.50%, 12/15/25	1,916,850	1,867,564
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	12,235,325
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	14,562,792
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	2,706,000	2,616,797
FHLMC, Series KF32, Class A, VRN, 5.56%, (1-month LIBOR plus 0.37%), 5/25/24	90,109	89,989
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	1,403,756	1,332,930
FNMA, Series 2005-103, Class FP, VRN, 5.45%, (1-month LIBOR plus 0.30%), 10/25/35	833,282	821,550
FNMA, Series 2009-89, Class FD, VRN, 5.75%, (1-month LIBOR plus 0.60%), 5/25/36	450,041	451,162
FNMA, Series 2016-11, Class FB, VRN, 4.20%, (1-month LIBOR plus 0.55%), 3/25/46	1,107,762	1,088,597
FNMA, Series 2016-M13, Class FA, VRN, 5.80%, (1-month LIBOR plus 0.67%), 11/25/23	29,343	29,229
GNMA, Series 2007-5, Class FA, VRN, 5.29%, (1-month LIBOR plus 0.14%), 2/20/37	275,809	275,170
GNMA, Series 2010-14, Class QF, VRN, 5.61%, (1-month LIBOR plus 0.45%), 2/16/40	1,316,538	1,309,371
GNMA, Series 2021-151, Class AB, SEQ, 1.75%, 2/16/62	4,336,037	3,450,021
GNMA, Series 2021-164, Class AH, SEQ, 1.50%, 10/16/63	3,872,975	2,986,576
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	3,773,402	3,345,850
		49,437,761
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,377,896)		52,835,977
ASSET-BACKED SECURITIES — 5.2%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 5.73%, (1-month LIBOR plus 0.58%), 11/25/71	2,798,313	2,725,314
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	698,999	607,851
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.85%, (1-month LIBOR plus 0.70%), 1/25/72	2,624,448	2,555,071
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 6.20%, (1-month LIBOR plus 1.05%), 5/25/67(2)	888,709	863,393
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 6.30%, (1-month LIBOR plus 1.15%), 11/25/69(2)	1,209,864	1,194,011
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.72%, (1-month LIBOR plus 0.57%), 11/25/70(2)	4,154,440	4,036,009
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 5.71%, (1-month LIBOR plus 0.57%), 8/25/61	2,813,750	2,749,941
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	2,349,115	2,001,842
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.75%, (1-month LIBOR plus 0.60%), 12/26/69(2)	505,889	492,568
Navient Student Loan Trust, Series 2021-2A, Class A1A, SEQ, 1.68%, 2/25/70(2)	393,437	339,706
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.84%, (3-month LIBOR plus 0.45%), 8/23/36(2)	4,236,194	4,123,767
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	1,395,509	1,245,479
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 5.72%, (1-month LIBOR plus 0.57%), 9/25/61	2,822,285	2,710,151
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 5.72%, (1-month LIBOR plus 0.57%), 10/25/61	5,446,721	5,368,152
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.67%, (1-month LIBOR plus 0.53%), 5/25/70(2)	2,780,423	2,693,305
US Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	2,247,969	2,039,937
TOTAL ASSET-BACKED SECURITIES (Cost $35,971,185)		35,746,497
U.S. GOVERNMENT AGENCY SECURITIES — 4.6%
Federal Farm Credit Banks Funding Corp., 4.375%, 6/23/26	5,000,000	4,984,780
FHLB, 4.625%, 6/6/25	4,900,000	4,865,746
FHLMC, 6.25%, 7/15/32	4,000,000	4,649,889
FNMA, 0.875%, 8/5/30	4,000,000	3,217,516
FNMA, 6.625%, 11/15/30	5,000,000	5,804,750
Tennessee Valley Authority, 3.875%, 3/15/28	6,120,000	6,023,990

Tennessee Valley Authority, 1.50%, 9/15/31	2,100,000	1,698,365
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $31,845,653)		31,245,036
MUNICIPAL SECURITIES — 0.6%
Missouri Higher Education Loan Authority Rev., 1.97%, 3/25/61	1,409,837	1,197,581
Pasadena Rev., 4.625%, 5/1/25, Prerefunded at 100% of Par(3)	2,665,000	2,639,529
TOTAL MUNICIPAL SECURITIES (Cost $4,170,135)		3,837,110
SHORT-TERM INVESTMENTS — 3.4%
Discount Notes(4) — 0.6%
Federal Home Loan Bank Discount Notes, 5.01%, 9/20/23	4,000,000	3,956,988
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $1,117,075), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $1,088,883)		1,088,428
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $6,019,029), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $5,903,478)		5,901,000
		6,989,428
Treasury Bills(4) — 1.8%
U.S. Treasury Bills, 5.23%, 6/13/24	13,000,000	12,359,639
TOTAL SHORT-TERM INVESTMENTS (Cost $23,321,993)		23,306,055
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $695,604,133)		673,534,870
OTHER ASSETS AND LIABILITIES — 1.6%		10,991,971
TOTAL NET ASSETS — 100.0%		$684,526,841

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	282	September 2023	$57,342,938	$(364,800)
U.S. Treasury 5-Year Notes	459	September 2023	49,156,031	(482,067)
U.S. Treasury 10-Year Notes	250	September 2023	28,066,406	(177,622)
U.S. Treasury 10-Year Ultra Notes	377	September 2023	44,650,938	(350,322)
U.S. Treasury Long Bonds	144	September 2023	18,274,500	(65,689)
U.S. Treasury Ultra Bonds	24	September 2023	3,269,250	(19,078)
			$200,760,063	$(1,459,578)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$3,300,000	$141	$12,415	$12,556
CPURNSA	Receive	2.97%	10/14/23	$4,400,000	146	13,741	13,887
CPURNSA	Receive	2.97%	10/14/23	$4,400,000	146	13,741	13,887
					$433	$39,897	$40,330

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,045,240.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $20,388,296, which represented 3.0% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$270,043,529	—
U.S. Government Agency Mortgage-Backed Securities	—	256,520,666	—
Collateralized Mortgage Obligations	—	52,835,977	—
Asset-Backed Securities	—	35,746,497	—
U.S. Government Agency Securities	—	31,245,036	—
Municipal Securities	—	3,837,110	—
Short-Term Investments	—	23,306,055	—
	—	$673,534,870	—
Other Financial Instruments
Swap Agreements	—	$40,330	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,459,578	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.